WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 96.25%
COMMON STOCKS - 32.74%
AEROSPACE & DEFENSE - 0.66%
Aerojet Rocketdyne Holdings, Inc. (e)	52,014		$2,265,210
APPLICATION SOFTWARE - 0.69%
Five9, Inc. (a)	14,719		2,351,213
BIOTECHNOLOGY - 1.48%
Acceleron Pharma, Inc. (a)	15,562		2,678,220
Kadmon Holdings, Inc. (a)	23,050		200,765
Molecular Partners AG - ADR (a)	250		4,933
Trillium Therapeutics, Inc. - ADR (a)	123,668		2,171,610
			5,055,528
CAPITAL MARKETS - 0.03%
MarketWise, Inc. (a)	12,707		104,960
CHEMICALS - 1.77%
Atotech Ltd. - ADR (a)	116,636		2,816,759
DuPont de Nemours, Inc. (j)	18,457		1,254,892
Ferro Corporation (a)	97,439		1,981,909
			6,053,560
COMMERCIAL SERVICES- FINANCE - 0.01%
Moneylion, Inc. (a)	3,743		25,340
DIVERSIFIED METALS & MINING - 2.18%
BHP Group plc - ADR	147,250		7,464,102
ELECTRIC UTILITIES - 1.37%
PNM Resources, Inc.	94,622		4,681,897
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.63%
Coherent, Inc. (a)(e)	22,273		5,570,255
ENTERTAINMENT - 0.65%
MGM Holdings, Inc. (a)(g)	11,358		1,521,972
Sciplay Corporation (a)	34,389		711,508
			2,233,480
FOOD PRODUCTS - 1.52%
Sanderson Farms, Inc.	27,772		5,226,690
HEALTH CARE EQUIPMENT & SUPPLIES - 3.40%
Hill-Rom Holdings, Inc.	35,832		5,374,800
Intersect ENT, Inc. (a)	13,227		359,774
Zimmer Biomet Holdings, Inc. (j)	40,400		5,912,944
			11,647,518
HEALTH CARE TECHNOLOGY - 0.55%
Convey Holding Parent, Inc. (a)	299		2,512
Inovalon Holdings, Inc. (a)	46,977		1,892,703
			1,895,215
HUMAN RESOURCES & EMPLOYMENT SERVICES - 0.78%
51job, Inc. - ADR (a)	38,544		2,679,964
INSURANCE - 0.00%
Syncora Holdings Ltd. - ADR (a)	226,178		11,309
INTERNET & DIRECT MARKETING RETAIL - 0.84%
Stamps.com, Inc. (a)	8,707		2,871,482
IT SERVICES - 0.12%
Afterpay Ltd. - ADR (a)	4,907		430,491
LIFE & HEALTH INSURANCE - 2.77%
Athene Holding Ltd. - ADR (a)(e)	137,876		9,495,520
Oscar Health, Inc. Class A (a)	300		5,217
			9,500,737
LIFE SCIENCES TOOLS & SERVICES - 0.10%
Quantum-SI, Inc. (a)	40,418		337,086
MACHINERY - 0.84%
Welbilt, Inc. (a)	123,120		2,861,309
MULTI-LINE INSURANCE - 0.88%
The Hartford Financial Services Group, Inc. (e)(j)	42,693		2,999,183
OIL, GAS & CONSUMABLE FUELS - 0.81%
Cimarex Energy Company	336		29,299
Royal Dutch Shell plc Class B - ADR (e)	61,718		2,732,256
			2,761,555
PAPER & FOREST PRODUCTS - 0.49%
Domtar Corporation (a)	30,583		1,667,997
PHARMACEUTICALS - 0.22%
Tilray, Inc. (a)	16,240		183,353
TPCO Holding Corporation - ADR (a)	182,408		581,882
			765,235
RAILROADS - 4.39%
Kansas City Southern (e)	55,543		15,032,158
REGIONAL BANKS - 0.36%
Cadence BanCorporation (a)	56,450		1,239,642
REITs - 0.18%
Columbia Property Trust, Inc.	33,030		628,231
RETAIL-AUTOMOBILE - 0.21%
Cazoo Group Ltd. - ADR (a)	92,996		722,579
SEMICONDUCTORS - 1.05%
Advanced Micro Devices, Inc. (a)	1,515		155,894
Magnachip Semiconductor Corporation (a)	55,648		988,308
Xilinx, Inc.	16,356		2,469,592
			3,613,794
SOFTWARE - 1.69%
Cloudera, Inc. (a)(e)	330,566		5,279,139
Medallia, Inc. (a)	10,003		338,802
Zeta Global Holdings Corporation (a)	327		1,916
Zoom Video Communications, Inc. (a)	588		153,762
			5,773,619
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.50%
Dell Technologies, Inc. Class C (a)(j)	16,400		1,706,256
WIRELESS TELECOMMUNICATION SERVICES - 0.57%
Vodafone Group plc - ADR (j)	126,800		1,959,060
TOTAL COMMON STOCKS (Cost $114,193,656)			112,136,655

SPECIAL PURPOSE ACQUISITION COMPANIES - 37.04% (a)
26 Capital Acquisition Corporation	51,600		519,096
890 5th Avenue Partners, Inc. Class A	51,999		515,310
Accelerate Acquisition Corporation Class A	95,760		931,745
ACE Convergence Acquisition Corporation Class A - ADR	84,443		836,830
Ackrell Spac Partners I Company (e)	112,200		1,146,684
Altimar Acquisition Corporation III - ADR (f)	12,014		119,539
Altimeter Growth Corporation 2 Class A - ADR	68,029		672,807
Altitude Acquisition Corporation Class A	37,388		367,898
Anzu Special Acquisition Corporation I	56,956		563,864
Apollo Strategic Growth Capital Class A - ADR	64,557		630,076
Archimedes Tech SPAC Partners Company	56,647		563,638
Ares Acquisition Corporation - ADR	108,633		1,075,488
Arrowroot Acquisition Corporation Class A	91,466		887,220
Artemis Strategic Investments Corporation	23,665		237,360
Atlas Crest Investment Corporation II	53,300		532,467
Austerlitz Acquisition Corporation I - ADR	56,566		580,933
Austerlitz Acquisition Corporation I Class A - ADR	96,037		954,608
Austerlitz Acquisition Corporation II - ADR	56,500		556,525
Authentic Equity Acquisition Corporation - ADR	51,000		511,530
Avanti Acquisition Corporation Class A - ADR	171,808		1,682,000
Biotech Acquisition Company - ADR	10,000		100,500
BlueRiver Acquisition Corporation - ADR	26,000		258,700
Bridgetown 2 Holdings Ltd. Class A - ADR	10,000		99,100
Bright Lights Acquisition Corporation (f)	205,886		2,067,095
Bright Lights Acquisition Corporation Class A	28,038		273,090
Build Acquisition Corporation	8,564		85,640
Burgundy Technology Acquisition Corporation - ADR	25,936		265,066
Burgundy Technology Acquisition Corporation Class A - ADR	75,744		753,653
Capstar Special Purpose Acquisition Corporation Class A	68,120		675,750
Carney Technology Acquisition Corporation II	30,113		300,227
CC Neuberger Principal Holdings II Class A - ADR (e)	249,991		2,454,912
CC Neuberger Principal Holdings III - ADR	54,900		546,255
CF Acquisition Corporation IV	84,803		825,133
CF Acquisition Corporation VI	28,500		280,725
CF Acquisition Corporation VIII	57,044		578,426
CHP Merger Corporation (f)	54,178		551,532
CHP Merger Corporation Class A	72,602		727,472
CIIG Capital Partners II, Inc.	26,840		270,547
Class Acceleration Corporation (f)	53,000		524,700
Climate Real Impact Solutions Acquisition Corporation II	27,128		269,924
Climate Real Impact Solutions Acquisition Corporation II Class A	515		5,037
CM Life Sciences III, Inc.	55,509		550,649
Cohn Robbins Holdings Corporation Class A - ADR	110,022		1,080,416
Colicity, Inc. Class A	54,772		543,338
Colonnade Acquisition Corporation II - ADR	56,454		547,604
Compute Health Acquisition Corporation	87,125		872,121
Concord Acquisition Corporation	111,474		1,123,658
Conx Corporation Class A (e)	231,080		2,264,584
Corner Growth Acquisition Corporation - ADR	62,019		619,570
COVA Acquisition Corporation - ADR	55,500		551,670
Crucible Acquisition Corporation	5,600		56,056
D & Z Media Acquisition Corporation (f)	15,838		157,113
Decarbonization Plus Acquisition Corporation II	27,600		284,832
Decarbonization Plus Acquisition Corporation III Class A	12,062		121,223
Deep Lake Capital Acquisition Corporation Class A - ADR	122,340		1,191,592
Delwinds Insurance Acquisition Corporation	52,374		517,979
DFP Healthcare Acquisitions Corporation Class A (e)	120,954		1,199,864
DiamondHead Holdings Corporation	27,100		268,290
Dragoneer Growth Opportunities Corporation II Class A - ADR	79,723		793,244
Dragoneer Growth Opportunities Corporation III - ADR	13,118		128,556
E.Merge Technology Acquisition Corporation Class A	73,998		726,660
ECP Environmental Growth Opportunities Corporation Class A	117,559		1,161,483
Elliott Opportunity Corporation II - ADR	6,229		63,037
Elliott Opportunity Corporation II Class A - ADR	69,725		679,121
Environmental Impact Acquisition Corporation Class A	36,635		362,320
Equity Distribution Acquisition Corporation Class A	195,973		1,924,455
ESM Acquisition Corporation - ADR	56,454		560,588
Eucrates Biomedical Acquisition Corporation - ADR	74		724
Far Peak Acquisition Corporation - ADR	178,955		1,780,602
FinServ Acquisition Corporation II	28,500		281,010
FinTech Acquisition Corporation VI	15,784		157,840
Fintech Evolution Acquisition Group - ADR	36,677		362,369
FirstMark Horizon Acquisition Corporation (f)	14,900		151,235
Foresight Acquisition Corporation Class A	774		7,632
Fortistar Sustainable Solutions Corporation	47,426		477,106
Fortress Capital Acquisition Corporation Class A - ADR	124,985		1,222,353
Fortress Value Acquisition Corporation IV	16,404		161,579
Frazier Lifesciences Acquisition Corporation - ADR (f)	53,515		527,658
FTAC Athena Acquisition Corporation Class A - ADR	65,449		646,636
FTAC Hera Acquisition Corporation - ADR	37,333		371,837
FTAC Parnassus Acquisition Corporation Class A	16,775		163,556
Fusion Acquisition Corporation II	15,500		150,660
G Squared Ascend I, Inc. - ADR	89,566		901,034
G Squared Ascend I, Inc. Class A - ADR	13,809		136,226
G Squared Ascend II, Inc. - ADR	13,094		131,595
GigCapital4, Inc.	75,457		744,006
Goal Acquisitions Corporation	272,843		2,652,034
Golden Falcon Acquisition Corporation Class A	125,274		1,221,421
Gores Holdings VIII, Inc.	389		3,820
Gores Technology Partners II, Inc. Class A	3,902		38,162
Gores Technology Partners, Inc.	1,000		9,990
Gores Technology Partners, Inc. Class A	11,297		110,937
Graf Acquisition Corporation IV	16,558		163,593
GS Acquisition Holdings Corporation II Class A	137,572		1,405,986
Haymaker Acquisition Corporation III (f)	28,814		284,394
Healthcare Services Acquisition Corporation Class A	128,000		1,245,440
Hennessy Capital Investment Corporation V	44,900		456,184
HH&L Acquisition Company - ADR	27,208		270,175
Highland Transcend Partners Corporation I - ADR	20,000		209,000
Horizon Acquisition Corporation II Class A - ADR	14,965		146,657
Hudson Executive Investment Corporation II	54,000		536,760
Independence Holdings Corporation - ADR	56,180		560,115
INSU Acquisition Corporation III	61,265		615,101
InterPrivate II Acquisition Corporation (f)	55,833		551,630
InterPrivate III Financial Partners, Inc. Class A	55,830		552,996
InterPrivate IV InfraTech Partners, Inc.	55,833		550,793
Investindustrial Acquisition Corporation Class A - ADR	33,894		336,567
Isleworth Healthcare Acquisition Corporation	18,092		177,844
Isos Acquisition Corporation Class A - ADR	16,001		159,690
Jack Creek Investment Corporation - ADR	54,000		542,700
Jaws Hurricane Acquisition Corporation Class A (f)	4,029		39,162
Jaws Juggernaut Acquisition Corporation - ADR (f)	23,412		234,120
Jaws Mustang Acquisition Corporation - ADR	25,000		251,000
Jaws Mustang Acquisition Corporation Class A - ADR	23,494		229,301
Kairos Acquisition Corporation - ADR (e)	129,553		1,299,417
Kensington Capital Acquisition Corporation V - ADR	65,314		666,203
Khosla Ventures Acquisition Company	32,820		323,933
Khosla Ventures Acquisition Company III Class A	48,573		476,015
Kismet Acquisition Three Corporation Class A - ADR	15,121		147,279
KKR Acquisition Holdings Corporation I	33,765		336,975
KL Acquisition Corporation Class A	159,999		1,563,190
KludeIn I Acquisition Corporation (f)	20,000		200,200
L Catterton Asia Acquisition Corporation Class A - ADR	5,546		53,963
Landcadia Holdings IV, Inc. Class A	34,481		335,845
Lerer Hippeau Acquisition Corporation Class A (f)	55,833		543,255
Lionheart Acquisition Corporation II Class A	34,191		339,004
Live Oak Crestview Climate Acquisition Corporation	34,468		338,131
Longview Acquisition Corporation II Class A	43,845		433,627
M3-Brigade Acquisition Corporation II Class A	27,900		276,489
Macondray Capital Acquisition Corporation I - ADR	14,700		146,706
Magnum Opus Acquisition Ltd. Class A - ADR	6,634		65,610
Marlin Technology Corporation Class A - ADR	174,681		1,704,887
Marquee Raine Acquisition Corporation Class A - ADR	132,948		1,328,151
Mason Industrial Technology, Inc.	53,675		534,066
Medicus Sciences Acquisition Corporation Class A - ADR	60,000		585,000
Montes Archimedes Acquisition Corporation Class A (b)(g)	119,312		1,190,734
Motive Capital Corporation Class A - ADR	67,597		669,210
The Music Acquisition Corporation	54,900		551,196
New Vista Acquisition Corporation - ADR	135,609		1,353,378
Newbury Street Acquisition Corporation (f)	57,099		562,425
NextGen Acquisition Corporation II - ADR	1		10
NextGen Acquisition Corporation II Class A - ADR	135,007		1,337,919
Noble Rock Acquisition Corporation - ADR (f)	95,531		945,757
Noble Rock Acquisition Corporation Class A - ADR	67,878		659,095
North Atlantic Acquisition Corporation - ADR	55,461		554,610
Northern Genesis Acquisition Corporation II	58,700		602,262
Northern Genesis Acquisition Corporation III Class A (f)	7,259		70,485
Northern Star Investment Corporation II	110,310		1,095,378
Novus Capital Corporation II	27,600		283,452
Omega Alpha SPAC - ADR	113,424		1,103,616
One Equity Partners Open Water I Corporation	84,160		834,867
Pathfinder Acquisition Corporation Class A - ADR	55,510		548,439
Peridot Acquisition Corporation II - ADR	46,817		461,616
Peridot Acquisition Corporation II Class A - ADR	9,511		92,352
Pershing Square Tontine Holdings Ltd. Class A	12,298		242,271
Pioneer Merger Corporation Class A - ADR	54,102		537,233
Pivotal Investment Corporation III	53,401		527,602
Plum Acquisition Corporation I - ADR	86,629		849,830
Pontem Corporation Class A - ADR	149,373		1,450,412
Post Holdings Partnering Corporation Class A	32,961		317,744
Power & Digital Infrastructure Acquisition Corporation	28,000		301,840
Prime Impact Acquisition I - ADR (f)	13,873		137,343
Prime Impact Acquisition I Class A - ADR	108,775		1,068,170
Priveterra Acquisition Corporation	55,621		552,317
Progress Acquisition Corporation	6,042		60,420
Property Solutions Acquisition Corporation II	28,061		276,120
Prospector Capital Corporation Class A - ADR	122,268		1,193,336
Queen's Gambit Growth Capital - ADR	32,232		325,221
Queen's Gambit Growth Capital Class A - ADR	41,884		413,395
RedBall Acquisition Corporation Class A - ADR	36,523		359,386
Reinvent Technology Partners Class A - ADR	147,784		1,467,495
RMG Acquisition Corporation III Class A - ADR	104,475		1,016,542
Rocket Internet Growth Opportunities Corporation - ADR (f)	66,999		664,630
Roman DBDR Tech Acquisition Corporation	56,518		571,397
Ross Acquisition Corporation II - ADR	49,115		489,185
ScION Tech Growth I - ADR (e)	368,025		3,580,883
ScION Tech Growth II - ADR	56,000		556,640
SCP & CO Healthcare Acquisition Company	54,000		537,840
SCVX Corporation Class A - ADR	21,403		212,532
Senior Connect Acquisition Corporation I Class A	50,288		491,314
Shelter Acquisition Corporation I	28,915		287,704
Shelter Acquisition Corporation I - Sponsor (d)(g)	4,016		–
Simon Property Group Acquisition Holdings, Inc.	54,720		544,464
Simon Property Group Acquisition Holdings, Inc. Class A	51,311		500,282
Soar Technology Acquisition Corporation - ADR	6,722		68,228
Social Capital Hedosophia Holdings Corporation VI Class A - ADR (j)	80,664		818,740
Spartan Acquisition Corporation III Class A	74,899		740,002
Sports Entertainment Acquisition Corporation Class A	25,873		287,449
Supernova Partners Acquisition Company III Ltd. Class A - ADR (f)	66,815		648,106
Sustainable Development Acquisition I Corporation	50,000		504,500
SVF Investment Corporation 2 Class A - ADR	4,000		39,280
SVF Investment Corporation 3 Class A - ADR	4,000		39,320
Switchback Corporation II Class A - ADR	33,984		338,481
Tailwind Acquisition Corporation Class A	73,616		719,964
Thimble Point Acquisition Corporation Class A	108,519		1,078,679
Thunder Bridge Capital Partners III, Inc. Class A	143,490		1,400,462
Tishman Speyer Innovation Corporation II Class A	107,875		1,057,175
Trebia Acquisition Corporation Class A - ADR	65,972		653,783
Tribe Capital Growth Corporation I	50,250		499,987
Tuscan Holdings Corporation II (b)(g)	134,424		1,357,682
Twelve Seas Investment Company II	11,061		109,504
TZP Strategies Acquisition Corporation - ADR (f)	30,925		306,776
VectoIQ Acquisition Corporation II Class A (f)	116,520		1,131,409
Virgin Group Acquisition Corporation II Class A - ADR	134,394		1,304,966
Virtuoso Acquisition Corporation Class A	68,746		681,273
Vy Global Growth Class A - ADR	129,873		1,274,054
Warbug Pincus Capital Corporation I Class A - ADR	9,901		97,228
Yucaipa Acquisition Corporation Class A - ADR	116,429		1,150,319
Z-Work Acquisition Corporation Class A	32,327		314,865
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $128,000,897)			126,850,882

CLOSED-END FUNDS - 0.47%
Apollo Senior Floating Rate Fund, Inc.	11,127		175,807
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611		128,403
First Trust Senior Floating Rate Income Fund II	5,810		71,114
Invesco Senior Income Trust	64,480		286,936
Nuveen New York AMT-Free Quality Municipal Income Fund	58,257		805,694
Saba Capital Income and Opportunity Fund (a)	28,777		130,935
TOTAL CLOSED-END FUNDS (Cost $1,603,332)			1,598,889

PREFERRED STOCKS - 0.41%
Federal National Mortgage Association, 8.250%, Series S (a)(i)	247,290		642,954
Federal Home Loan Mortgage Corporation, 8.375%, Series Z (a)(i)	290,058		693,239
GMAC Capital Trust I, 5.910% (3 Month U.S. LIBOR +5.785%), 2/15/2040, Series 2 (e)(i)	2,801		70,697
TOTAL PREFERRED STOCKS (Cost $964,011)			1,406,890

CONTINGENT VALUE RIGHTS - 0.17% (a)
Alder Biopharmaceuticals, Inc. (g)	194,778		223,995
Ligand Pharmaceuticals (g)	113,683		127,893
Media General, Inc. (e)(g)	42,852		–
Pan American Silver Corporation (b)	322,499		232,199
TOTAL CONTINGENT VALUE RIGHTS (Cost $209,293)			584,087

RIGHTS - 0.06% (a)(g)
Bristol-Myers Squibb Company	169,085		190,221
TOTAL RIGHTS (Cost $0)			190,221

WARRANTS - 0.67% (a)
23andMe Holding Company Class A
Expiration: September 2025, Exercise Price: $11.50	16,269		29,935
890 5th Avenue Partners, Inc. Class A
Expiration: December 2027, Exercise Price: $11.50	17,333		21,493
Accelerate Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	31,920		30,002
ACE Convergence Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50 (b)	40,149		23,487
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(d)(g)	35,748		–
Apollo Strategic Growth Capital Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	21,519		17,538
Ardagh Metal Packaging S.A.
Expiration: December 2028, Exercise Price: $11.50 (b)	5,119		11,006
Arrowroot Acquisition Corporation Class A
Expiration: January 2026, Exercise Price: $11.50	45,733		26,068
Avanti Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	23,300		15,242
Berkshire Grey, Inc.
Expiration: December 2026, Exercise Price: $11.50	8,388		10,149
BowX Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	11,184		23,263
Cazoo Group Ltd.
Expiration: August 2026, Exercise Price: $11.50 (b)	63,999		95,359
CC Neuberger Principal Holdings II Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	26,370		26,634
CEC Brands LLC
Expiration: December 2025 , Exercise Price: $21.88 (g)	45,120		135,360
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50	20,060		11,033
Cohn Robbins Holdings Corporation Class A
Expiration: August 2025, Exercise Price: $11.50 (b)	36,674		33,190
Conx Corporation Class A
Expiration: October 2027, Exercise Price: $11.50	57,770		66,435
Deep Lake Capital Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	61,170		46,349
E.Merge Technology Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50	24,666		17,242
Far Peak Acquisition Corporation
Expiration: December 2025, Exercise Price: $11.50 (b)	40,913		70,779
Fortress Capital Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	24,997		21,997
FTAC Athena Acquisition Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	16,321		21,217
GCM Grosvenor, Inc. Class A
Expiration: November 2025, Exercise Price: $11.50	50,688		101,376
GigCapital4, Inc.
Expiration: December 2028, Exercise Price: $11.50	9,362		9,830
Ginkgo Bioworks Holdings, Inc.
Expiration: December 2027, Exercise Price: $11.50	11,400		38,646
Goal Acquisitions Corporation
Expiration: January 2022, Exercise Price: $11.50	272,843		158,958
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	62,637		38,522
Healthcare Services Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	64,000		42,240
InterPrivate III Financial Partners, Inc.
Expiration: December 2027, Exercise Price: $11.50	11,166		14,292
Isleworth Healthcare Acquisition Corporation
Expiration: August 2027, Exercise Price: $11.50	3,538		1,946
Kaixin Auto Holdings
Expiration: April 2024, Exercise Price: $11.50 (b)(f)	48,712		4,238
Kensington Capital Acquisition Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	13,770		15,698
KL Acquisition Corporation Class A
Expiration: January 2028, Exercise Price: $11.50	53,333		38,405
Longview Acquisition Corporation II Class A
Expiration: May 2026, Exercise Price: $11.50	8,769		11,320
Marlin Technology Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	58,227		46,582
Marquee Raine Acquisition Corporation
Expiration: December 2025, Exercise Price: $11.50 (b)	33,184		46,458
Medicus Sciences Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	6,666		4,733
Moneylion, Inc.
Expiration: June 2027, Exercise Price: $11.50	53,893		52,276
Montes Archimedes Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	59,656		88,887
Motive Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	16,762		20,953
NextGen Acquisition Corporation II
Expiration: March 2027, Exercise Price: $11.50 (b)	20,389		34,254
Pathfinder Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	11,102		10,545
Pioneer Merger Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	18,034		19,837
Pontem Corporation Class A
Expiration: January 2026, Exercise Price: $11.50 (b)	49,791		35,750
Prospector Capital Corporation Class A
Expiration: January 2025, Exercise Price: $11.50 (b)	40,756		28,529
Quantum-SI, Inc.
Expiration: September 2027, Exercise Price: $11.50	17,647		35,823
Reebonz Holdings Ltd.
Expiration: December 2023, Exercise Price: $92.00 (b)(d)(g)	23,859		64
Reinvent Technology Partners Class A
Expiration: December 2028, Exercise Price: $11.50 (b)	9,984		14,976
RMG Acquisition Corporation III Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	20,895		19,014
ScION Tech Growth I
Expiration: November 2025, Exercise Price: $11.50 (b)	122,675		94,546
SCVX Corporation Class A
Expiration: January 2025, Exercise Price: $11.50 (b)	10,701		8,561
Senior Connect Acquisition Corporation I Class A
Expiration: December 2027, Exercise Price: $11.50	25,144		17,852
Shapeways Holdings, Inc.
Expiration: October 2026, Exercise Price: $11.50	126,337		125,073
Sharecare, Inc.
Expiration: July 2026, Exercise Price: $11.50	3,209		6,386
Spartan Acquisition Corporation III Class A
Expiration: February 2026, Exercise Price: $11.50	14,037		15,441
Supernova Partners Acquisition Company III Ltd. Class A
Expiration: March 2027, Exercise Price: $11.50 (b)(f)	13,363		11,360
Talkspace, Inc.
Expiration: June 2025, Exercise Price: $11.50	55,361		42,628
Thimble Point Acquisition Corporation Class A
Expiration: February 2026, Exercise Price: $11.50	36,173		34,364
Thunder Bridge Capital Partners III, Inc. Class A
Expiration: February 2028, Exercise Price: $11.50	28,698		21,523
Tishman Speyer Innovation Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	21,575		18,123
Trebia Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	40,315		58,457
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50	48,478		32,480
VectoIQ Acquisition Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	23,304		18,177
VELO3D, Inc.
Expiration: December 2025, Exercise Price: $11.50	3,709		5,712
Virgin Group Acquisition Corporation II Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	20,136		17,317
Virtuoso Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	34,373		39,357
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price:	36,291		53,348
TOTAL WARRANTS (Cost $4,705,301)			2,308,635

	Principal Amount
BANK LOANS - 4.07%
Claire's Stores, Inc.
6.585% (1 Month U.S. LIBOR + 6.500%), 12/18/2026 (f)(i)	$258,070		253,370
Golden Nugget LLC
3.250% (1 Month U.S. LIBOR + 2.500%), 10/4/2023 (f)(i)	1,634,697		1,626,082
Heritage Power LLC
7.000% (1 Month U.S. LIBOR + 6.000%), 8/2/2026 (f)(i)	3,450,542		3,039,928
Mallinckrodt International Finance S.A.
3.500% (3 Month U.S. LIBOR + 2.750%), 9/24/2024 (f)(i)(k)	2,890,000		2,726,224
RentPath LLC
8.000%, (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (f)(i)(k)	173,091		6,924
Syniverse Holdings, Inc.
6.000% (3 Month U.S. LIBOR + 5.000%), 3/09/2023 (f)(i)	5,103,000		5,099,071
Watts Guerra LLP
8.000%, 12/31/2022 (g)	1,191,000		1,191,000
TOTAL BANK LOANS (Cost $14,486,822)			13,942,599

CORPORATE BONDS - 10.09% (f)
Bombardier, Inc.
7.875%, 4/15/2027 (b)(e)(h)	1,474,000		1,528,133
Bonanza Creek Energy, Inc.
7.500%, 4/30/2026	2,956,000		2,974,475
Cengage Learning, Inc.
9.500%, 6/15/2024 (h)	4,015,000		4,108,710
Deutsche Wohen S.E.
0.325%, 7/26/2024 (b)	800,000		1,262,875
0.600%, 1/5/2026 (b)	3,200,000		4,796,478
Forterra Finance LLC / FRTA Finance Corporation
6.500%, 7/15/2025 (h)	1,299,000		1,389,930
The Fresh Market, Inc.
9.750%, 5/1/2023 (h)	1,526,000		1,571,780
Genesis Energy LP / Genesis Energy Finance Corporation
5.625%, 6/15/2024 (e)	3,324,000		3,315,690
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	1,316,000		1,317,711
GrubHub Holdings, Inc.
5.500%, 7/1/2027 (h)	684,000		709,650
Meredith Corporation
6.875%, 2/1/2026	1,270,000		1,311,275
Modulaire Global Finance plc
8.000%, 2/15/2023 (b)(h)	868,000		886,228
Mozart Debt Merger Sub, Inc.
5.250%, 10/1/2029 (h)	172,000		172,000
Northwest Fiber LLC
4.750%, 4/30/2027 (h)	250,000		250,000
VistaJet Malta Finance plc / XO Management Holding, Inc.
10.500%, 6/1/2024 (b)(h)	2,989,000		3,246,801
WeWork Companies, Inc.
7.875%, 5/1/2025 (e)(h)	5,628,000		5,719,455
TOTAL CORPORATE BONDS (Cost $33,693,799)			34,561,191

	Contracts (100 shares per contract)	Notional Amount
PURCHASED PUT OPTIONS - 0.34% (a)
Bayer AG
Expiration: October 2021, Exercise Price: EUR 45.00 (b)	760	$3,572,000	28,171
Continental AG
Expiration: November 2021, Exercise Price: EUR 98.00 (b)	127	1,203,833	34,718
Crown Holdings, Inc.
Expiration: October 2021, Exercise Price: $97.50 (f)	160	1,612,480	16,400
Dell Technologies, Inc. Class C
Expiration: October 2021, Exercise Price: $85.00	391	4,067,964	1,564
Deutsche Telekom AG
Expiration: November 2021, Exercise Price: EUR 17.00 (b)	6,085	10,585,466	267,844
DuPont de Nemours, Inc.
Expiration: November 2021, Exercise Price: $67.50	184	1,251,016	48,208
Electricite De France
Expiration: November 2021, Exercise Price: EUR 10.00 (b)	2,768	3,017,120	67,332
The Hartford Financial Services Group, Inc.
Expiration: December 2021, Exercise Price: $55.00	1,063	7,467,575	31,890
iShares Expanded Tech-Software Sector ETF
Expiration: October 2021, Exercise Price: $400.00	16	638,624	13,088
Koninklijke KPN N.V.
Expiration: November 2021, Exercise Price: EUR 2.50 (b)	4,243	1,151,975	14,745
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $430.00	140	6,007,960	93,660
Expiration: October 2021, Exercise Price: $440.00	243	10,428,102	272,646
Vodafone Group plc
Expiration: November 2021, Exercise Price: $15.00	1,308	2,020,860	51,012
Expiration: January 2022, Exercise Price: $15.00	1,629	2,516,805	135,207
Zimmer Biomet Holdings, Inc.
Expiration: November 2021, Exercise Price: $130.00 (f)	59	863,524	5,900
Expiration: November 2021, Exercise Price: $135.00	345	5,049,420	69,000
TOTAL PURCHASED OPTIONS (Cost $1,114,967)			1,151,385

	Principal Amount
ESCROW NOTES - 2.70% (a)
Altaba, Inc. (f)	$1,411,441		9,262,581
AMR Corporation (g)	28,850		2,741
TOTAL ESCROW NOTES (Cost $7,429,021)			9,265,322

	Shares
SHORT-TERM INVESTMENTS - 7.49%
MONEY MARKET FUNDS - 7.49% (c)(e)
Goldman Sachs Financial Square Government Fund, FST Share Class, 0.03%	16,801,000		16,801,000
JPMorgan U.S. Government Money Market Fund, IM Share Class, 0.03%	8,839,682		8,839,682
TOTAL SHORT-TERM INVESTMENTS (Cost $25,640,682)			25,640,682
TOTAL LONG INVESTMENTS (Cost $332,041,781) - 96.25%			329,637,438

SHORT INVESTMENTS - (2.23)%
COMMON STOCKS - (2.23)%
ASSET MANAGEMENT & CUSTODY BANKS - (0.18)%
Apollo Global Management, Inc.	(9,787)		(602,781)
ELECTRONIC COMPONENTS - (0.08)%
II-VI, Inc.	(4,618)		(274,125)
HOTELS, RESTAURANTS & LEISURE - (0.21)%
Scientific Games Corporation	(8,597)		(714,153)
INTERNET SECURITY - (0.16)%
NortonLifeLock, Inc. (d)(g)	(22,175)		(565,795)
IT SERVICES - (0.30)%
Square, Inc.	(4,298)		(1,030,832)
METALS & MINING - (0.33)%
BHP Group Ltd. - ADR	(21,417)		(1,146,238)
OIL, GAS & CONSUMABLE FUELS - (0.01)%
Cabot Oil & Gas Corporation	(1,347)		(29,311)
RAILROADS - (0.31)%
Canadian Pacific Railway Ltd. - ADR	(16,333)		(1,062,788)
REGIONAL BANKS - (0.34)%
BancorpSouth Bank	(39,532)		(1,177,263)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.31)%
MKS Instruments, Inc.	(6,984)		(1,053,955)
TOTAL COMMON STOCKS
(Proceeds $7,908,765)			(7,657,241)
TOTAL SHORT INVESTMENTS
(Proceeds $7,908,765) - (2.23)%			(7,657,241)
TOTAL NET INVESTMENTS
(Cost $324,133,016) - 94.04%			321,980,197
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.98% (e)			20,485,446
TOTAL NET ASSETS - 100.00%			$342,465,643

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
EUR	- Euro
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2021, these securities represent 6.01% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2021.
(j)	This security is held in connection with a written option contract.
(k)	Default or other conditions exist and the security is not presently accruing income.
(l)	Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third  party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE transaction typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will generally be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2021. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$110,614,683	$-	$1,521,972	$112,136,655
Special Purpose Acquisition Companies	113,883,902	10,418,564	2,548,416	126,850,882
Closed-End Funds	1,598,889	-	-	1,598,889
Preferred Stocks	1,406,890	-	-	1,406,890
Contingent Value Rights	232,199	-	351,888	584,087
Rights	-	-	190,221	190,221
Warrants	2,157,613	15,598	135,424	2,308,635
Bank Loans	-	12,751,599	1,191,000	13,942,599
Corporate Bonds	-	34,561,191	-	34,561,191
Purchased Option Contracts	1,129,085	22,300	-	1,151,385
Escrow Notes	-	9,262,581	2,741	9,265,322
Short-Term Investments	25,640,682	-	-	25,640,682
Other Investments
Forward Currency Exchange Contracts**	-	1,516,506	-	1,516,506
Swap Contracts**	-	-	568,383	568,383
Total	$256,663,943	$68,548,339	$6,510,045	$331,722,327

Liabilities
Short Common Stocks*	$(7,091,446)	$-	$(565,795)	$(7,657,241)
Other Investments
Unfunded Commitments***	-	-	(109,550)	(109,550)
Written Option Contracts	(1,660,526)	(58,383)	-	(1,718,909)
Swap Contracts**	-	(6,893,781)	-	(6,893,781)
Total	$(8,751,972)	$(6,952,164)	$(675,345)	$(16,379,481)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.

***The Fund had unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021 with a market value of $509,830. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2021, the value of these securities was $5,834,700 (see footnote above regarding Fund’s holdings of unfunded commitments). The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l) of the Schedule of Investments. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks- long	Common Stocks- short	Special Purpose Acquisition Companies		Private Investments in Public Equity	Contingent Value Rights	Rights	Warrants		Bank Loan	Unfunded Commitments		Escrow Notes	Swaps	Total Investment
Balance as of December 31, 2020	$3,236,912	$-	$-		$5,211,131	$-	$-	$43,800	*	$1,191,000	$-		$-	$-	$9,682,843
Purchases on Investments	1,583,350	(593,563)	-	**	-	-	-	-		-	-	***	-	-	989,787
(Sales) of Investments	(3,495,157)	-	-		(4,280,162)	-	-	-		-	-		-	-	(7,775,319)
Realized (Gain) Loss	327,245	-	-		3,050,452	-	-	-		-	-		-	-	3,377,697
Transfers Into Level 3	-	-	2,548,416		-	351,888	190,221	64		-	-		2,741	-	3,093,330
(Transfer Out) of Level 3	-	-	-		-	-	-	-		-	-		-	-	-
Change in Unrealized Appreciation (Depreciation)	(130,378)	27,768	-		(3,981,421)	-	-	91,560		-	(109,550)		-	568,383	(3,533,638)
Balance as of September 30, 2021	$1,521,972	$(565,795)	$2,548,416		$-	$351,888	$190,221	$135,424	*	$1,191,000	$(109,550	)***	$2,741	$568,383	$5,834,700

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2021	$(61,378)	$27,768	$(149,168)		$-	$(45,539)	$661,049	$100,236		$-	$(109,550	)***	$289	$568,383	$992,090

* CEC Brands LLC warrant received as a result of a corporate action.
** Amount less than $0.50.
***  The Fund had unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021 with a market value of $509,830. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at September 30, 2021 totals $(3,533,638).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of September 30, 2021 for the Fund are as follows:

	Description	Fair Value at September 30, 2021		Valuation Technique		Unobservable Input	Input Values (Ranges)
	Special Purpose Acquisition Company	$-	*	Projected Final Exercise Price	**	Value of Final Exercise Price	$0.00-$0.01
	Warrant	$-	*	Projected Final Exercise Price	**	Value of Final Exercise Price	$0.00-$0.01
	Warrant	$64		Projected Final Exercise Price		Value of Final Exercise Price	$0.00-$0.01
	Common Stock- short	$(565,795)		Recent Market Transaction		Foreign Market Value	$25.52
	Unfunded Commitments	$119,380	***	Market Price less Discount		Liquidity Discount	$0.00-$0.01
	Unfunded Commitments	$390,450	***	Market Price less Discount		Liquidity Discount	$0.00-$0.01
	Swap contract	$(54,137)		Recent Market Transaction		Foreign Market Value	$87.73
	Swap contract	$234,074		Recent Market Transaction		Foreign Market Value	$26.76
	Swap contract	$356,401		Recent Market Transaction		Foreign Market Value	$26.76

*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.
***	The fair value amount above represents the unfunded commitment amount as of September 30, 2021.

The table above does not include certain Level 3 investments that are based on information provided by brokers. At September 30, 2021, the net value of these securities was $5,890,601. The inputs for these Level 3 investments are not readily available or cannot be reasonably estimated and are generally those inputs described herein.

(m)
Effective October 1, 2021, Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc., is the investment adviser to the Fund. The Adviser manages the Funds' investment programs and general operations of the Virtus Funds, including oversight of the Funds' subadvisers. Prior to October 1, 2021, Westchester Capital Management, LLC (“WCM”) served as the investment adviser to the Fund. Effective October 1, 2021, WCM will serve as subadviser to the Fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
Unfunded Commitments*
September 30, 2021 (Unaudited)
				Unrealized
		Unfunded		Appreciation
Issuer	Shares	Commitment Amount	Value	(Depreciation)
Live Oak Acquisition Corporation II	11,938	$119,380	$119,380	$-
Mircovast Holdings, Inc.	50,000	500,000	390,450	(109,550)
TOTAL UNFUNDED COMMITMENTS		$619,380	$509,830	$(109,550)

* The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2021 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
Continental AG
Expiration: November 2021, Exercise Price: EUR 108.00 (a)	(127)	$(1,203,833)	$(50,017)
Crown Holdings, Inc.
Expiration: October 2021, Exercise Price: $105.00	(160)	(1,612,480)	(12,800)
Dell Technologies, Inc. Class C
Expiration: October 2021, Exercise Price: $95.00	(391)	(4,067,964)	(341,343)
DuPont de Nemours, Inc.
Expiration: November 2021, Exercise Price: $72.50	(184)	(1,251,016)	(24,472)
Electricite De France
Expiration: November 2021, Exercise Price: EUR 12.00 (a)	(692)	(754,280)	(12,825)
The Hartford Financial Services Group, Inc.
Expiration: December 2021, Exercise Price: $70.00	(1,149)	(8,071,725)	(459,600)
Koninklijke KPN N.V.
Expiration: November 2021, Exercise Price: EUR 2.75 (a)	(4,243)	(1,151,975)	(39,319)
NortonLifeLock, Inc.
Expiration: January 2022, Exercise Price: $32.00 (b)	(167)	(422,510)	(2,923)
Social Capital Hedosophia Holdings Corporation VI Class A
Expiration: October 2021, Exercise Price: $10.00	(127)	(128,905)	(2,413)
Expiration: November 2021, Exercise Price: $10.00	(680)	(690,200)	(17,000)
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $450.00	(70)	(3,003,980)	(1,610)
Vodafone Group plc
Expiration: January 2022, Exercise Price: $17.00	(1,629)	(2,516,805)	(42,354)
Zimmer Biomet Holdings, Inc.
Expiration: November 2021, Exercise Price: $140.00 (b)	(59)	(863,524)	(55,460)
Expiration: November 2021, Exercise Price: $145.00	(345)	(5,049,420)	(280,485)
			(1,342,621)
WRITTEN PUT OPTIONS
Bayer AG
Expiration: October 2021, Exercise Price: EUR 50.00 (a)	(760)	(3,572,000)	(278,188)
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $415.00	(327)	(14,032,878)	(98,100)
			(376,288)
TOTAL WRITTEN OPTIONS
(Premiums received $1,873,437)			$(1,718,909)

ETF – Exchange-Traded Fund
EURO – Euro
(a) Foreign security.
(b) Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2021 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2021	Currency to be Received		September 30, 2021	(Depreciation)*
12/30/2021	JPM	4,676,156	AUD	$3,382,389	3,426,803	USD	$3,426,803	$44,414
10/13/2021	GS	3,321,600	EUR	3,848,561	3,929,121	USD	3,929,121	80,560
10/18/2021	JPM	1,068,966	EUR	1,238,672	1,295,987	USD	1,295,987	57,315
10/25/2021	JPM	5,418,000	EUR	6,278,990	6,379,344	USD	6,379,344	100,354
10/25/2021	JPM	6,356,939	USD	6,356,939	5,418,000	EUR	6,278,990	(77,949)
10/26/2021	JPM	312,305	EUR	361,941	382,382	USD	382,382	20,441
11/3/2021	JPM	3,946,800	EUR	4,574,810	4,624,771	USD	4,624,771	49,961
11/4/2021	JPM	2,440,872	EUR	2,829,319	2,888,298	USD	2,888,298	58,979
11/10/2021	JPM	5,189,600	EUR	6,016,225	6,113,826	USD	6,113,826	97,601
11/15/2021	GS	1,024,660	EUR	1,187,995	1,201,363	USD	1,201,363	13,368
11/15/2021	JPM	1,144,096	EUR	1,326,469	1,340,893	USD	1,340,893	14,424
11/26/2021	GS	5,287,126	EUR	6,131,295	6,408,143	USD	6,408,143	276,848
11/29/2021	JPM	1,371,600	EUR	1,590,694	1,623,014	USD	1,623,014	32,320
12/9/2021	JPM	1,429,999	EUR	1,658,932	1,672,800	USD	1,672,800	13,868
12/15/2021	GS	10,228,146	EUR	11,867,788	12,385,598	USD	12,385,598	517,810
12/15/2021	GS	12,110,432	USD	12,110,432	10,228,146	EUR	11,867,788	(242,644)
12/20/2021	JPM	11,196,400	EUR	12,993,257	13,132,182	USD	13,132,182	138,925
3/11/2022	JPM	123,595	GBP	166,532	171,207	USD	171,207	4,675
4/20/2022	GS	3,625,984	GBP	4,884,353	5,004,600	USD	5,004,600	120,247
4/20/2022	GS	307,328	USD	307,328	228,824	GBP	308,235	907
10/4/2021	JPM	483,008	GBP	650,808	661,035	USD	661,035	10,227
10/4/2021	JPM	664,450	USD	664,450	483,008	GBP	650,808	(13,642)
10/26/2021	GS	444,483	GBP	598,917	628,863	USD	628,863	29,946
10/26/2021	GS	604,999	USD	604,999	444,483	GBP	598,917	(6,082)
12/13/2021	GS	2,415,470	GBP	3,255,049	3,351,256	USD	3,351,256	96,207
10/8/2021	JPM	87,155	HKD	11,196	11,198	USD	11,198	2
10/8/2021	JPM	11,198	USD	11,198	87,155	HKD	11,196	(2)
10/20/2021	JPM	8,342,850	HKD	1,071,776	1,074,657	USD	1,074,657	2,881
10/20/2021	JPM	244,476	USD	244,476	1,901,660	HKD	244,299	(177)
10/28/2021	JPM	2,025,543	HKD	260,221	260,291	USD	260,291	70
1/12/2022	JPM	226,387,800	JPY	2,036,469	2,063,276	USD	2,063,276	26,807
10/27/2021	JPM	136,262,431	JPY	1,224,564	1,245,731	USD	1,245,731	21,167
10/27/2021	JPM	1,238,447	USD	1,238,447	136,262,431	JPY	1,224,564	(13,883)
12/23/2021	JPM	186,904,500	JPY	1,680,896	1,722,252	USD	1,722,252	41,356
12/23/2021	JPM	283,018	USD	283,018	31,381,300	JPY	282,223	(795)
				$102,949,405			$104,465,911	$1,516,506

AUD	- Australian Dollar
EUR	- EURO
GBP	- British Pound
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
September 30, 2021 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount		Unrealized Appreciation (Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Aerojet Rocketdyne Holdings, Inc.	8/21/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	52,500	$ 2,503,725		$ (217,930)
GS	Afterpay Ltd.(2)(3)	9/3/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	6,556	623,583		(54,137)
GS	Avast plc	9/11/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	734,331	6,003,345		(392,514)
JPM	Bayer AG	9/20/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	75,900	4,618,348		(500,124)
JPM	Beijing Capital Ltd.(3)	9/27/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	723,408	256,258		3,882
JPM	BlackRock Floating Rate Income Strategies Fund, Inc.	1/22/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	73,288	882,176		96,775
BAML	Bristol-Myers Squibb Company(3)	3/2/2022	Pay	0.000%(1)	Monthly	25,034	–	(1)	28,163
BAML	Brookfield Property REIT, Inc., 6.25%, Series A	8/30/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	3,878	96,950		(2,117)
GS	Change Healthcare, Inc.	2/27/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	155,351	3,536,053		(283,611)
GS	Coherent, Inc.	2/27/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	39,018	9,708,823		47,422
JPM	Continental AG	10/16/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	12,700	1,404,949		(26,525)
GS	Crown Holdings, Inc.	2/28/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	16,000	1,444,480		167,701
GS	Dell Technologies, Inc. Class C	1/17/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	44,282	3,308,308		1,298,033
JPM	Deutsche Telekom AG	3/8/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	608,516	13,241,884		(1,042,276)
BAML	Deutsche Wohen S.E.	8/21/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	41,735	2,543,905		7,543
BAML	Electricite De France	8/16/2022	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	276,800	3,569,679		(91,811)
JPM	First Trust Senior Floating Rate Income Fund II	9/19/2022	Pay	0.800% + Overnight Banking Rate	Quarterly	12,108	148,928		(784)
GS	GrandVision N.V.	3/8/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	87,174	2,646,359		216,370
GS	The Hartford Financial Services Group, Inc.	4/29/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	72,217	4,763,433		308,910
JPM	Hitachi Metals Ltd.	9/11/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	103,800	2,011,884		(7,917)
GS	IHS Markit Ltd.	4/29/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	165,767	17,360,316		1,967,877
GS	Invesco Dynamic Credit Opportunities Fund	1/22/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	19,812	206,348		25,371
GS	Invesco Municipal Opportunity Trust	5/12/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	47,566	632,152		18,787
JPM	Invesco Senior Income Trust	1/22/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	207,181	803,061		118,734
JPM	Koninklijke KPN N.V.	6/13/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	529,629	1,732,317		(66,184)
GS	Meggit plc	9/10/2022	Pay	0.690% + 1 Month U.S. LIBOR	Monthly	424,645	4,584,738		(396,217)
JPM	Nuance Communications, Inc.	8/9/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	293,711	16,070,180		92,697
JPM	Nuveen AMT-Free Municipal Credit Income Fund	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	38,528	689,651		(29,034)
JPM	Nuveen AMT-Free Quality Municipal Income Fund	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	313,259	4,802,268		(44,789)
JPM	Nuveen California Quality Municipal Income Fund	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	40,893	653,879		(12,399)
JPM	Nuveen New York AMT-Free Quality Municipal Income Fund	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	85,021	1,216,651		(41,053)
GS	PPD, Inc.	6/5/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	272,761	12,650,977		109,227
BAML	Renault S.A.	5/29/2022	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	3,000	121,186		(14,770)
JPM	Renault S.A.	9/19/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	25,418	935,528		(34,037)
JPM	Royal Dutch Shell plc ADR Class B	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	40,950	1,543,406		269,142
GS	Saba Capital Income and Opportunity Fund	1/22/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	57,593	258,566		3,388
JPM	Saba Capital Income and Opportunity Fund	7/7/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	19,125	86,032		987
GS	Siltronic AG- Tender Line	4/2/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	32,778	5,338,291		(170,381)
GS	Siltronic AG	5/7/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	5,246	878,380		(50,100)
JPM	SLM Corporation, 4.311%, Series B	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	35,769	2,164,490		41,310
JPM	Soho China Ltd.	7/17/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	1,288,238	757,373		(416,836)
JPM	Spark Infrastructure Group	9/24/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	1,619,448	3,352,255		(82,097)
JPM	Suez Environment S.A.	11/9/2021	Pay	0.550% + Overnight Banking Rate	Quarterly	63,791	1,202,686		250,878
JPM	Toshiba Corporation	5/16/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	29,344	1,263,775		(29,003)
JPM	Ultra Electronics Holdings plc	9/16/2022	Pay	0.450% + Overnight Banking Rate	Quarterly	3,515	162,999		(10,105)
JPM	Vitesco Technologies Group	10/16/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	2,540	280,990		(130,991)
GS	Vodafone Group plc	4/22/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	471,600	8,066,343		(781,513)
GS	Willis Towers Watson plc	5/12/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	88,041	21,558,627		(1,096,208)
GS	WM Morrison Supermarkets plc	7/22/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	950,229	3,291,151		472,717
BAML	Xilinx, Inc.	1/4/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	59,866	7,902,298		1,135,039
JPM	Xilinx, Inc.	1/4/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	22,937	3,392,612		69,967

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Advanced Micro Devices, Inc.	11/27/2021	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(50,269)	(4,170,425)		(1,003,238)
BAML	Advanced Micro Devices, Inc.	12/11/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(122,121)	(10,240,974)		(2,326,177)
JPM	American Airlines Group, Inc.	9/19/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(194)	(3,634)		(348)
GS	Aon plc	5/19/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(65,649)	(15,648,033)		(3,114,243)
BAML	Apollo Global Management, Inc.	4/15/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(92,074)	(5,187,486)		(483,808)
JPM	Apollo Global Management, Inc.	6/18/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(56,469)	(3,250,874)		(227,818)
JPM	BHP Group Ltd.(2)(3)	10/2/2022	Pay	(0.650)% + Overnight Banking Rate	Quarterly	(57,046)	(1,757,652)		234,074
GS	BHP Group Ltd.(2)(3)	10/3/2022	Pay	(0.400)% + U.S. Federal Funds	Monthly	(89,868)	(2,756,709)		356,401
GS	BHP Group Ltd. - ADR	9/18/2022	Pay	(0.850)% + U.S. Federal Funds	Monthly	(52,376)	(3,435,344)		631,445
GS	Canadian Pacific Railway Ltd.	5/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(138,965)	(9,532,250)		489,110
JPM	Canadian Pacific Railway Ltd.	10/21/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(4,812)	(315,613)		2,473
GS	II-VI, Inc.	5/12/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(51,159)	(3,864,760)		827,717
JPM	Nissan Motor Company Ltd.	9/19/2022	Pay	(0.470)% + Overnight Banking Rate	Quarterly	(171,229)	(879,585)		23,718
BAML	Pan American Silver Corporation	4/22/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(16,028)	(529,725)		156,707
JPM	Royal Dutch Shell plc ADR Class A	9/19/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(102,668)	(3,936,291)		(640,549)
GS	S&P Global, Inc.	4/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(47,042)	(17,569,603)		(2,419,862)
BAML	VMware, Inc. Class A	11/15/2021	Pay	(0.880)% + 1 Month U.S. LIBOR	Monthly	(9,375)	(1,475,308)		80,904
JPM	Zoom Video Communications, Inc.	8/19/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(2,963)	(1,137,732)		362,639
									$ (6,325,398)

ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
Overnight Banking Rate	- Overnight Banking Funding Rate
plc	- Public Limited Company
REIT	-Real Estate Investment Trust
U.S. Federal Funds	- U.S. Federal Funds
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(2)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(3)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.